DEPOSITS AND OBLIGATIONS, Time deposits classified by maturity (Details) S/ in Thousands	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 COP ($)
Deposits and Obligations [Abstract]
Time deposits	S/ 37,478,269		S/ 27,923,803
Deposits and obligations	147,020,787		149,596,545
Fondo de Seguro de Depositos [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	52,745,200		50,478,800
Maximum coverage per depositor	125,603		115,637
Financial Institutions Guarantee Fund [Member]
Deposits and Obligations [Abstract]
Deposits and obligations	239,500	$ 304,758,000,000	219,800	$ 224,078,100,000
Maximum coverage per depositor	39,300	$ 50,000,000	49,050	$ 50,000,000
Up to 3 Months [Member]
Deposits and Obligations [Abstract]
Time deposits	17,201,364		14,052,666
From 3 Months to 1 Year [Member]
Deposits and Obligations [Abstract]
Time deposits	12,688,483		8,141,349
From 1 to 3 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	4,144,424		2,391,139
From 3 to 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	502,291		402,042
More than 5 Years [Member]
Deposits and Obligations [Abstract]
Time deposits	S/ 2,941,707		S/ 2,936,607